Capital Structure, Financial Risk and Related Items - Share Capital, Warrants Authorizations (Details)	Dec. 31, 2025 shares
First authorization
Disclosure of classes of share capital [line items]
Warrants issued (in shares)	0
Warrants reissued (in shares)	0
Warrants available for issue (in shares)	750,000
Warrants available for reissue (in shares)	0
Second authorization
Disclosure of classes of share capital [line items]
Warrants issued (in shares)	358,760
Warrants reissued (in shares)	0
Warrants available for issue (in shares)	391,240
Warrants available for reissue (in shares)	30,310
Third authorization
Disclosure of classes of share capital [line items]
Warrants issued (in shares)	750,000
Warrants reissued (in shares)	65,463
Warrants available for issue (in shares)	0
Warrants available for reissue (in shares)	38,731